Taxes	12 Months Ended
Jun. 30, 2021
Taxes
Taxes

Note 11 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Xiangtai BVI and Silanchi are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under the current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Xiangtai HK and Haochuangge are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Xiangtai HK and Haochuangge are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Xiangtai WFOE, CQ Penglin, GA Yongpeng, CQ Pengmei and JMC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Income tax exemption status granted

On August 20, 2018, the Lingshui County Tax Bureau enacted a tax exemption for Lingshui Guang’an Yongpeng Food Co., Ltd. (wholly owned subsidiary) which expires on December 31, 2020. In addition, the benefit can also be retroactively applied to prior periods from January 1, 2014 to June 30, 2017. The tax savings of discontinued operations for the years ended June 30, 2021, 2020 and 2019 was $0, $334,794 and $1,389,566, respectively. The Company’s basic and diluted earnings per shares of discontinued operations would have been lower by $0, $0.01 and $0.07 per share for the years ended June 30, 2021, 2020 and 2019 without the preferential tax rate reduction.

Significant components of the (benefit of) provision for income taxes are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2019

Current	$—	$389,845	$213,649
Deferred tax expense	(1,002,346)	(166,672)	—
Total (benefit of) provision for income taxes	$(1,002,346)	$223,173	$213,649
Less: provision for income taxes - discontinued operations	—	—	(213,649)
Total (benefit of) provision for income taxes - continuing operations	$(1,002,346)	$223,173	$—

The following table reconciles China statutory rates to the Company’s effective tax rate:

	June 30, 2021	June 30, 2020	June 30, 2019

China income tax rate	25.0%	25.0%	25.0%
Change in valuation allowance	—%	—%	1.0%
Income tax exemption status granted	—%	(10.2)%	(21.9)%
Others*	(17.5)%	(24.2)%	—%
Effective tax rate	7.5%	(9.4)%	4.1%
*	This represents the expenses incurred by the Company that are not deductible for PRC income tax purposes during the years.

Deferred tax assets – China

Deferred tax assets are comprised of allowance for doubtful accounts at June 30, 2021 and 2020 totaling $2,331,145 and $648,768, respectively.

NOL carried forward

According to Chinese tax regulations, net operating losses can be carried forward to offset taxable income for the next five years. On August 20, 2018, GA Yongpeng obtained the tax-free benefit and the Company utilized the tax planning strategy to allocate intercompany profit into GA Yongpeng. As a result, for the years ended June 30, 2021, 2020 and 2019, there was no tax effect in relation to the NOL that the Company has previously reserved.

Bad debt allowance

Bad debt allowance must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions.

Value-added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% of the gross proceed or at a rate approved by the Chinese local government.

All of the Company’s products that are sold in the PRC are subject to a Chinese value-added tax at a rate of 0%, 11%, 13% or 17% of the gross sales price depending on how much processing was added by the Company to each kind of products or at a rate approved by the Chinese local government. This VAT may be offset by the VAT paid by the Company on raw materials and other materials included in the cost of producing the finished product.

Taxes payable consisted of the following:

	June 30, 2021	June 30, 2020

Income taxes	$4,001,634	$3,114,811
Other taxes	11,215	227,316
Total	$4,012,849	$3,342,127
Less: taxes payable - discontinued operations	(2,978,428)	(2,942,851)
Taxes payable - continuing operations	$1,034,421	$399,276